Acquisition and sale of businesses and purchase of non-controlling interests	12 Months Ended
Jun. 30, 2021
Business Combinations1 [Abstract]
Acquisition and sale of businesses and purchase of non-controllinginterests
Operating assets and liabilities

Introduction
This section describes the assets used to generate the group’s performance and the liabilities incurred. Liabilities relating to the group’s financing activities are included in section ‘Risk management and capital structure’ and balance sheet information in respect of associates, joint ventures and taxation are covered in section ‘Results for the year’. This section also provides detailed disclosures on the group’s recent acquisitions and disposals, performance and financial position of its defined benefit post employment plans.
8. Acquisition and sale of businesses and purchase of non-controlling interests

Accounting policies
The consolidated financial statements include the results of the company and its subsidiaries together with the group’s attributable share of the results of associates and joint ventures. The results of subsidiaries acquired or sold are included in the income statement from, or up to, the date that control passes.
Business combinations are accounted for using the acquisition method. Identifiable assets, liabilities and contingent liabilities acquired are measured at fair value at acquisition date. The consideration payable is measured at fair value and includes the fair value of any contingent consideration. Among other factors, the group considers the nature of, and compensation for the selling shareholders' continuing employment to determine if any contingent payments are for post-combination employee services, which are excluded from consideration.
On the acquisition of a business, or of an interest in an associate or joint venture, fair values, reflecting conditions at the date of acquisition, are attributed to the net assets including identifiable intangible assets and contingent liabilities acquired. Directly attributable acquisition costs in respect of subsidiary companies acquired are recognised in other external charges as incurred.
The non-controlling interests on the date of acquisition can be measured either at the fair value or at the non-controlling shareholder’s proportion of the net fair value of the identifiable assets assumed. This choice is made separately for each acquisition.
Where the group has issued a put option over shares held by a non-controlling interest, the group derecognises the non-controlling interests and instead recognises a contingent deferred consideration liability for the estimated amount likely to be paid to the non-controlling interest on the exercise of those options. Movements in the estimated liability in respect of put options are recognised in retained earnings.
Transactions with non-controlling interests are recorded directly in retained earnings.
For all entities in which the company, directly or indirectly, owns equity a judgement is made to determine whether the investor controls the investee and therefore should fully consolidate the investee. An assessment is carried out to determine whether the group has the exposure or rights to the variable returns of the investee and has the ability to affect those returns through its power over the investee. To establish control an analysis is carried out of the substantive and protective rights that the group and the other investors hold. This assessment is dependent on the activities and purpose of the investee and the rights of the other shareholders, such as which party controls the board, executive committee and material policies of the investee. Determining whether the rights that the group holds are substantive requires management judgement.
Where less than 50% of the equity of an investee is held, and the group holds significantly more voting rights than any other vote holder or organised group of vote holders this may be an indicator of de facto control. An assessment is needed to determine all the factors relevant to the relationship with the investee to ascertain whether control has been established and whether the investee should be consolidated as a subsidiary. Where voting power and returns from an investment are split equally between two entities then the arrangement is accounted for as a joint venture.
On an acquisition fair values are attributed to the assets and liabilities acquired. This may involve material judgement to determine these values.
(a) Acquisition of businesses
Fair value of net assets acquired and cash consideration paid in respect of the acquisition of subsidiaries in the three years ended 30 June 2021 were as follows:

	Net assets acquired and consideration
	Aviation Gin and Davos Brands £ million	Other £ million	2021 £ million	2020 £ million	2019 £ million
Brands and other intangibles	206	128	334	102	25
Property, plant and equipment	11	4	15	—	—
Inventories	7	5	12	2	—
Other working capital	—	(3)	(3)	(3)	(2)
Deferred tax	—	(15)	(15)	(19)	(5)
Borrowings	(6)	(2)	(8)	—	—
Cash	2	2	4	2	—
Fair value of assets and liabilities	220	119	339	84	18
Goodwill arising on acquisition	228	46	274	8	10
Step acquisitions	—	—	—	(23)	(7)
Consideration payable	448	165	613	69	21
Satisfied by:
Cash consideration paid	(263)	(95)	(358)	(27)	(6)
Contingent consideration payable	(185)	(68)	(253)	(42)	(15)
Deferred consideration payable	—	(2)	(2)	—	—
	(448)	(165)	(613)	(69)	(21)
Cash consideration paid in respect of the acquisition of business and purchase of shares of non-controlling interests in the three years ended 30 June 2021 were as follows:

	Consideration
	2021 £ million	2020 £ million	2019 £ million
Cash consideration paid for subsidiaries	(358)	(27)	(6)
Deferred consideration paid for subsidiaries	(1)	—	—
Cash consideration paid for Casamigos	(89)	(49)	(9)
Cash consideration paid in respect of other prior year acquisitions	(6)	(9)	(9)
Cash consideration paid for investments in associates	—	(6)	(15)
Capital injection in associates	(38)	(41)	(17)
Cash acquired	4	2	—
Net cash outflow on acquisition of businesses	(488)	(130)	(56)
Purchase of shares of non-controlling interests	(42)	(62)	(784)
Total net cash outflow	(530)	(192)	(840)
Acquisitions in the year
On 30 September 2020, Diageo completed the acquisition of Aviation Gin LLC (Aviation Gin) and Davos Brands LLC (Davos Brands) to support Diageo's participation in the super premium gin segment for a total consideration of $337 million (£263 million) upfront in cash and contingent consideration of up to $275 million (£214 million) linked to performance targets.
It is expected that the goodwill and brand will be deductible for tax purposes. The goodwill arising on the acquisition of Aviation Gin and Davos Brands represents expected revenue and cost synergies and acquired workforce. Aviation Gin and Davos Brands contributed $33 million (£26 million) to sales and $15 million (£11 million) loss to the period, out of which $9 million (£7 million) is related to acquisition transaction costs in the year ended 30 June 2021.
Diageo also completed a number of additional acquisitions in the year ended 30 June 2021, comprising: (i) on 26 February 2021, the acquisition of Chase Distillery Limited, to further support Diageo’s participation in the premium-plus gin segment in the United Kingdom; (ii) on 8 March 2021, the acquisition of Far West Spirits LLC, owner of the Lone River Ranch Water brand, to improve Diageo's participation in the ready to drink category in the United States; and (iii) on 14 April 2021, the acquisition of Sons of Liberty Spirits Company, to expand Diageo's spirits-based ready to drink portfolio with Loyal 9 Cocktails. The aggregate up-front cash consideration paid on completion of these three transactions in the year ended 30 June 2021 was £95 million. In addition, two of these transactions include provision for further contingent consideration of up to £86 million in aggregate, in each case linked to performance targets, and one of the transactions provides for a further £2 million of deferred consideration, of which £1 million has been paid by 30 June 2021.

Prior year acquisitions
During the prior years Diageo completed a number of smaller acquisitions of brands, distribution rights and equity interests in various drinks businesses and made contingent consideration payments in respect of prior year acquisitions.

Purchase of shares of non-controlling interests
On 21 October 2020 and on 6 November 2020, EABL completed the acquisition of 13.3% and 16.7%, respectively of shares in Serengeti Breweries Limited for a total consideration of $55 million (£42 million) in cash and £16 million in the form of shareholder loans outstanding to EABL and Diageo Holdings Netherlands B.V. at the date of completion, increasing Diageo's effective economic interest from 40.2% to 47.0%. Both transactions are recognised within retained earnings.
On 29 July 2019, East African Breweries Limited completed the purchase of 4% of the share capital of Serengeti Breweries Limited for $3 million (£2 million). This increased Diageo’s effective economic interest from 39.2% to 40.2%.
In August 2019 and February 2020, in two separate purchases, Diageo acquired shares in United Spirits Limited (USL) for INR 5,495 million (£60 million), which increased Diageo’s percentage of shares owned in USL from 54.78% to 55.94% (excluding 2.38% owned by the USL Benefit Trust).
On 17 August 2018 and 9 April 2019, Diageo completed the purchase of 20.29% and 3.14% of the share capital of Sichuan Shuijingfang Company Limited (SJF) for an aggregate consideration of RMB 6,774 million (£775 million) and transaction costs of £9 million. This took Diageo’s shareholding in SJF from 39.71% to 63.14%. SJF was already controlled and therefore consolidated prior to these transactions.

(b) Sale of businesses
In the year ended 30 June 2021, ZAR 209 million (£10 million) of deferred consideration was paid to Diageo in respect of the sale of United National Breweries. The disposal was completed on 1 April 2020 for an aggregate consideration of ZAR 600 million (£27 million) from which ZAR 378 million (£17 million) was deferred.
Certain United Spirits Limited subsidiaries were sold in the year ended 30 June 2021 for an aggregate consideration of £3 million, which has resulted in an exceptional gain of £3 million.
In the year ended 30 June 2019, Diageo completed the sale of a portfolio of 19 brands to Sazerac for an aggregate consideration of $550 million (£435 million). Diageo continued to provide manufacturing services for all disposed brands until December 2019 with some extended up to June 2020 and for five brands will continue up to December 2028.